Janus Henderson Triton Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	2.98%	10.55%
Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.05%	0.17%	7.67%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.61%	1.71%	7.52%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	2.55%	9.56%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.